Document And Entity Information	12 Months Ended
Dec. 31, 2016
Entity Registrant Name	TELEPHONE & DATA SYSTEMS INC /DE/
Entity Central Index Key	0001051512
Document Type	8-K
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Trading Symbol	TDS